Capital management (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Capital Management
Schedule of currency exchange rate

The following table outlines the currency exchange rates that were used in creating the financial statements:

	September 30, 2024	December 31, 2023
Malaysian Ringgit to US dollar
- Closing rate	0.2427	0.2179

	September 30, 2024	September 30, 2023
Malaysian Ringgit to US dollar
- Average rate	0.2158	0.2217

The foreign currency conversion rate used in this combined and consolidated financial statement are as follows:

	2023	2022
Malaysian Ringgit to US dollar
- Closing rate	0.2179	0.2273

- Average rate	0.2192	0.2274